Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue [Abstract]
Interest income on financial assets carried at amortized cost	$ 260	$ 352	$ 402
Interest income on financial assets fair valued through other comprehensive income	106	28
Dividend income on investments carried at fair value through profit or loss	1	4	10
Gain / (loss) on investments carried at fair value through profit or loss	39	18
Exchange gains / (losses) on forward and options contracts		89	4
Exchange gains / (losses) on translation of other assets and liabilities	36	(54)	21
Reduction in fair value of Disposal Group held for sale (refer note no. 2.9)	(18)
Others	71	22	39
Other income	$ 495	$ 459	$ 476